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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* Sankaty Advisors, LLC serves as an adviser to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan S. Lavine
Title: Manager
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


       /s/ Jonathan S. Lavine                Boston, MA             8/15/11
------------------------------------   ---------------------   -----------------
            [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              10
Form 13F Information Table Entry Total:         28
Form 13F Information Table Value Total:  1,072,604
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name
     ---   --------------------   ---------------------------------------------
     1                            Sankaty Credit Member, LLC
     2                            Sankaty Credit Member (Offshore), Ltd.
     3                            Sankaty Credit Opportunities Investors III,
                                  LLC
     4     21-100773              Sankaty Credit Opportunities III, L.P.
     5                            Sankaty Credit Opportunities Investors IV, LLC
     6     21-120486              Sankaty Credit Opportunities IV, L.P.
     7    021-120476              Sankaty Credit Opportunities (Offshore Master)
                                  IV, L.P.
     8                            Sankaty Credit Opportunities Investors
                                  (Offshore) IV, L.P.
     9                            Prospect Harbor Investors, LLC
     10    21-64046               Prospect Harbor Credit Partners, L.P.

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                             SANKATY ADVISORS, LLC
                   FORM 13F INFORMATION TABLE AS OF 06/30/11

                                                                   VALUE   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      SHARES  (X$1000) DISCRETION MANAGERS  SOLE  SHARED NONE
ACCURIDE CORP NEW              COM NEW        00439T206A 3430860  $ 43,332  (OTHER)                             X
AEROFLEX HLDG CORP             COM            007767106  3810443  $ 69,160  (OTHER)                             X
AIRCASTLE LTD                  COM            G0129K104  3378413  $ 42,973  (OTHER)                             X
ALERE INC                      COM            01449J105  2057908  $ 75,361  (OTHER)                             X
CHARTER COMMUNICATIONS INC D   CL A NEW       16117M305  1243533  $ 67,474  (OTHER)                             X
DANA HLDG CORP                 COM            235825205  4005075  $ 73,293  (OTHER)                             X
DDI CORP                       COM 0.0001 NEW 233162502   286778  $  2,736  (OTHER)                             X
FAIRPOINT COMMUNICATIONS INC   COM NEW        305560302    28634  $    264  (OTHER)                             X
FORD MTR CO DEL                COM PAR $0.01  345370860  5030000  $ 69,364  (OTHER)                             X
JARDEN CORP                    COM            471109108   475008  $ 16,393  (OTHER)                             X
JDA SOFTWARE GROUP INC         COM            46612K108  2196800  $ 67,859  (OTHER)                             X
JONES GROUP INC                COM            48020T101  5850756  $ 63,481  (OTHER)                             X
NRG ENERGY INC                 COM NEW        629377508  2449801  $ 60,216  (OTHER)                             X
PAETEC HOLDING CORP            COM            695459107  7651908  $ 36,653  (OTHER)                             X
PLAINS EXPL& PRODTN CO         COM            726505100  1601998  $ 61,068  (OTHER)                             X
ROADRUNNER TRNSN SVCS HLDG I   COM            76973Q105   114329  $  1,724  (OTHER)                             X
SEMGROUP CORP                  CL A           81663A105   264211  $  6,782  (OTHER)                             X
SEMGROUP CORP                  CL A           81663A105    62803  $  1,612   (Sole)                   X
SOLARWINDS INC                 COM            83416B109   612812  $ 12,815  (OTHER)                             X
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A       848574109  3099715  $ 68,194  (OTHER)                             X
SUPERMEDIA INC                 COM            868447103    74340  $    279  (OTHER)                             X
SWIFT TRANSN CO                COM            87074U101  5239880  $ 71,000  (OTHER)                             X
TOWN SPORTS INTL HLDGS INC     COM            89214A102   502640  $  3,828  (OTHER)                             X
VALASSIS COMMUNICATIONS INC    COM            918866104   952006  $ 28,846  (OTHER)                             X
VERINT SYS INC                 COM            92343X100  2312392  $ 85,651  (OTHER)                             X
WARNER MUSIC GROUP CO          COM            934550104   750662  $  4,936  (OTHER)                             X
WASHINGTON POST CO             CL B           939640108    79709  $ 33,394  (OTHER)                             X
WHITING PETE CORP NEW          COM            966387102    68845  $  3,918  (OTHER)                             X